Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Maximum Amount Payable Under Various Commitments
The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2019	2018
Financial Guarantees
Standby letters of credit	21,395	18,458
Credit default swaps (1)	2,068	443
Other Credit Instruments
Backstop liquidity facilities	5,550	5,627
Securities lending	4,102	4,939
Documentary and commercial letters of credit	1,272	1,263
Commitments to extend credit (2)	158,533	137,995
Other commitments	5,181	8,935
Total	198,101	177,660

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $43 million as at October 31, 2019 ($8 million in 2018).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Summary of Maximum Amount Payable Under Various Commitments
The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2019	2018
Bank Assets
Cash and securities (1)
Issued or guaranteed by the Government of Canada	5,633	7,784
Issued or guaranteed by a Canadian province, municipality or school corporation	5,465	7,143
Other	75,076	60,812
Mortgages, securities borrowed or purchased under resale agreements and other	125,035	115,256
	211,209	190,995

(Canadian $ in millions)	2019	2018
Assets pledged in relation to:
Central counterparties, payment systems and depositories	2,098	2,403
Bank of Canada	467	525
Foreign governments and central banks	3	3
Obligations related to securities sold under repurchase agreements	73,696	54,606
Securities borrowing and lending	48,892	50,388
Derivatives transactions	9,614	6,120
Securitization	30,120	28,710
Covered bonds	27,208	26,721
Other	19,111	21,519
Total pledged assets and collateral (1)	211,209	190,995

(1)	Excludes cash pledged with central banks disclosed as restricted cash in Note 2.

Summary of Changes In Provision Balance
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2019	2018
Balance at beginning of year	284	170
Additional provisions/increase in provisions	666	375
Provisions utilized	(251)	(250)
Amounts reversed	(32)	(11)
Foreign exchange and other	13	–
Balance at end of year (1)	680	284

(1)	Balance includes severance obligations, restructuring charges and legal provisions.